Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2023
Disclosure Of Repurchase Agreements 1 [Abstract]
Repurchase Agreements - Non Trading	25. REPURCHASE AGREEMENTS – NON TRADING

		Group
	2023	2022
	£m	£m
Agreements with banks	551	50
Agreements with customers	7,860	7,932
	8,411	7,982